TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER PAYABLES
Schedule of Trade and Other Payables

As at December 31,	Note	2024 $	2023 $
Trade accounts payable		91,180	100,387
Payroll and related payables		30,345	21,896
Mining royalty payable		4,433	3,997
Other payables		15,565	15,112
Share units payable	16(a)(b)(c)	10,119	6,611
Derivative liabilities		-	81
Total trade and other payables		151,642	148,084